RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Management fees	$ 559,591	$ 12,206	$ 6,000	$ 2,000
Accounting fees			9,300
Share-based payments	136,148			1,807,450
Total compensation	$ 740,119	$ 12,206	$ 15,300	$ 1,809,450